UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Washburne Capital Management, LLC
Address: 230 Park Avenue, Suite 925
         New York, NY 10169

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Seth Washburne
Title: President
Phone: 212-808-0500

Signature, Place, and Date of Signing:

 /s/ Seth Washburne             New York, NY                03/13/2007
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  112
Form 13F Information Table Value Total:  239,292,412


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
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                                                                                             Market         Voting
Name                                        TYPE                 CUSIP         Shares        Value        Authority
---------------------------------------------------------------------------------------------------------------------
Aames Investment Corporation                Common             00253G108       244,011        967,023       Sole
Accredited Home Lenders Holding Co.         Common             00437P107        -7,681       -276,055       Sole
ACE Cash Express Inc.                       Common             004403101       168,685      5,041,995       Sole
ADE Corporation                             Common             00089C107       142,034      4,547,929       Sole
Alcatel                                     Common             103430104       -97,600     -1,188,768       Sole
AMD                                         Common             007903107       -26,747       -664,663       Sole
Andrx Corp.                                 Common             034553107       130,000      3,175,900       Sole
AnorMed                                     Common             035910108       141,900      1,795,035       Sole
Aramark Corp.                               Common             038521100       141,200      4,639,832       Sole
Ascent Energy Inc./Pontotoc                 Shares             04362R104        13,901              0       Sole
AT&T Inc.                                   Common             00206R102      -132,500     -4,314,200       Sole
ATI Technologies, Inc.                      Common             001941103       120,000      2,575,200       Sole
Aztar Entertainment, Inc.                   Common             054802103       150,000      7,951,500       Sole
BellSouth Corp.                             Common             079860102       100,000      4,275,000       Sole
Besicorp Group                              Common             086338993         2,300              0       Sole
Besicorp Ltd                                Shares             086339991            92              0       Sole
Bowlin Travel Centers Inc.                  Common             10259P101        90,600        154,020       Sole
Brocade Communications Systems Inc.         Common             111621108      -143,100     -1,010,286       Sole
Cambior Inc.                                Common             13201L103       114,814        405,293       Sole
CentraCore Properties Trust                 Common             15235H107       112,912      3,584,956       Sole
Central Freight Lines Inc.                  Common             153491105       420,035        903,075       Sole
Citizens Banking Corp.                      Common             174420109       -61,292     -1,609,528       Sole
Click Commerce, Inc.                        Common             18681D208       150,000      3,391,500       Sole
Commercial Capital Bancorp, Inc.            Common             20162L105       270,000      4,303,800       Sole
Community Bancshares, Inc.                  Common             20343H106        49,498        494,980       Sole
Constellation Energy                        Common             210371100       145,000      8,584,000       Sole
Cullen/Frost Bankers, Inc.                  Common             229899109       -21,881     -1,265,159       Sole
Duquesne Light Holdings                     Common             266233105       250,000      4,915,000       Sole
Educate, Inc.                               Common             28138P100        20,196        161,366       Sole
Embarcadero Technologies Inc.               Common             290787100       220,000      1,808,400       Sole
Emmis Communications Corp.                  Common             291525103       131,531      1,612,570       Sole
Encore Medical Corp.                        Common             29256E109       600,000      3,780,000       Sole
Endesa SA                                   Common             29258N107        86,100      3,667,860       Sole
Energy Partners, Ltd.                       Common             29270U105        40,000        986,000       Sole
Excel Technology, Inc.                      Common             30067T103       200,000      5,918,000       Sole
FileNet Corp.                               Common             316869106        80,000      2,786,400       Sole
Flag Financial Corp.                        Common             33832h107       198,938      4,981,408       Sole
Flextronics International Ltd.              Common             Y2573F102       -63,500       -802,640       Sole
FPLGroup, Inc.                              Common             302571104      -209,379     -9,422,055       Sole
Freescale Semiconductor Inc.                Common             35687M107       120,000      4,566,000       Sole
Glenborough Realty Trust                    Common             37803P105        71,100      1,829,403       Sole
Gold Kist Inc.                              Common             380614107       119,997      2,500,737       Sole
Golden West Financial Corp.                 Common             381317106        43,000      3,323,719       Sole
HCA                                         Common             404119109       100,000      4,989,000       Sole
Health Care REIT, Inc.                      Common             42217K106       -59,500     -2,380,595       Sole
iamgold Corp.                               Common             450913108       -48,222       -409,405       Sole
Iconix Brand Group, Inc.                    Common             451055107       -45,423       -731,310       Sole
Inco Limited                                Common             453258402        13,800      1,051,788       Sole
Intergraph Corp.                            Common             458683109       100,000      4,288,000       Sole
Intermagnetics General Corp.                Common             458771102       100,000      2,705,000       Sole
International DisplayWorks, Inc.            Common             459412102       500,000      3,185,000       Sole
Internet Security Systems, Inc.             Common             46060X107       130,000      3,608,800       Sole
InterVideo                                  Common             46114Y101        66,735        850,871       Sole

Intrawest Corp.                             Common             460915200       152,100      5,253,534       Sole
Lipman Electronic Engineering Ltd.          Common             M6772H101       108,000      3,047,760       Sole
Lone Star Steakhouse & Salooon, Inc.        Common             542307103        66,100      1,835,597       Sole
Longview Fibre Co.                          Common             543213102        35,400        719,328       Sole
Loudeye Corp.                               Common             545754202       350,000      1,557,500       Sole
Lucent Technologies                         Common             549463107       500,000      1,170,000       Sole
Maritrans Inc.                              Common             570363101       100,000      3,660,000       Sole
Mascotech Inc.                              Shares             574670998        18,500              0       Sole
Maverick Tube Corporation                   Common             577914104        50,000      3,241,500       Sole
McData Corp.                                Common             580031102       190,800        940,644       Sole
Mercury Interactive Corp.                   Common             589405109        60,000      3,091,800       Sole
Meterologic Instruments Inc.                Common             591676101        45,108        819,161       Sole
Michael's Stores, Inc.                      Common             594087108        70,000      3,047,800       Sole
MortgageIT Holdings, Inc.                   Common             61915Q108       250,000      3,520,000       Sole
Mossimo, Inc.                               Common             619696107       200,000      1,570,000       Sole
NCO Group Inc.                              Common             628858102        80,000      2,097,600       Sole
NewAlliance Bancshares Inc.                 Common             650203102       -34,148       -500,268       Sole
NorthWestern Corp.                          Common             668074305       170,000      5,946,600       Sole
NS Group, Inc.                              Common             628916108        83,600      5,396,380       Sole
Oilgear Company                             Common             678042102        33,142        489,673       Sole
Opinion Research Corp.                      Common             683755102       136,500      1,577,940       Sole
Pan Pacific Retail Properties, Inc.         Common             69806L104       182,371     12,660,195       Sole
Petco Animal Supplies, Inc.                 Common             716016209       112,169      3,211,398       Sole
PetroCorp                                   Common             71645N994        76,900              0       Sole
Price Communications                        Common             92342Y109       120,000      2,316,000       Sole
Primedex Health Systems, Inc.               Common             74373W103      -103,000       -280,160       Sole
Prosperity Bancshares Inc.                  Common             743606105       -74,422     -2,533,325       Sole
Radiologix, Inc.                            Common             75040K109       103,000        412,000       Sole
Reckson Associates Realty Corp.             Common             75621K106       220,000      9,416,000       Sole
Rent-Way, Inc.                              Common             76009U104       360,000      3,776,400       Sole
Republic Bancorp                            Common             760282103       140,000      1,866,200       Sole
Reynolds and Reynolds Company               Common             761695105       110,000      4,346,100       Sole
Royal Group Technologies Limited            Common             779915107       319,800      3,709,680       Sole
Ryan's Restaurants Group                    Common             783520109       160,951      2,554,292       Sole
Saxon Capital, Inc.                         Common             80556T106       248,000      3,481,920       Sole
Seagate                                     Shares             G7945J104         4,076              0       Sole
Sizeler Property Investors, Inc.            Common             830137105       298,200      4,481,946       Sole
SL Green Realty Corp.                       Common             78440X101       -22,946     -2,563,068       Sole
Stone Energy Corp.                          Common             861642106       155,900      6,310,832       Sole
Summa Industries                            Common             86562T105       105,484      1,561,163       Sole
Summit Bancshares, Inc.                     Common             866011109        74,611      2,098,061       Sole
Superior Energy Services, Inc.              Common             868157108       -49,680     -1,304,597       Sole
Texas Regional Bancshares, Inc.             Common             882838105       100,000      3,845,000       Sole
Texas United Bancshares Inc.                Common             882838105       135,700      4,476,743       Sole
The Banc Corp.                              Common             86806M106       -44,420       -510,830       Sole
TriPath Imaging, Inc.                       Common             896942109       200,000      1,806,000       Sole
Trizec Properties, Inc.                     Common             89687P107       250,000      7,227,500       Sole
Univision                                   Common             914906102       200,000      6,868,000       Sole
VeriFone Holdings, Inc.                     Common             92342Y109       -54,000     -1,541,700       Sole
Verizon Communications                      Common             92343V104       -63,602     -2,361,542       Sole
Wachovia Corp.                              Common             929903102       -45,193     -2,521,769       Sole
Warrior Energy Services Corp.               Common             936258102       109,912      2,830,234       Sole
WatchGuard Technologies Inc..               Common             941105108       420,000      1,785,000       Sole
West Corp                                   Common             952355105       200,000      9,660,000       Sole
Westbank Corporation                        Common             957116106        87,296      1,991,222       Sole
WiderThan Co. Ltd.                          Common             967593104       130,000      2,177,487       Sole
Windrose Medical Properties Trust           Common             973491103       170,000      3,005,600       Sole
WOM INC                                     Shares             978106102            92              0       Sole
Zomax Inc.                                  Common             989929104       156,953        320,184       Sole
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